CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086
Total	$ 41,414